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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Discovery Management, Ltd.
                 --------------------------
   Address:      100 Crescent Court
                 --------------------------
                 Suite 1150
                 --------------------------
                 Dallas, TX 75201
                 --------------------------

Form 13F File Number: 28-10517
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen J. Summers
         -------------------------------
Title:   CEO
         -------------------------------
Phone:   214-880-4602
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Stephen J. Summers          Dallas, Texas        8/11/08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       -0-
                                        --------------------

Form 13F Information Table Entry Total:                  125
                                        --------------------

Form 13F Information Table Value Total: $              6,834
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
Item 1:                                                Fair Market   Shares/        Invest  Disc.  Managers  Voting Authority
Name of Issuer          Class                Cusip     Value         Princ.   Sole  SH/     SH/              Sole      Shared  None
                                                                     Amount         def     other
ABM Industries Inc      Common Stock - Long  000957100       71200      3200  Sole                                       3200
ADC Telecommunications
 Inc                    Common Stock - Long  000886309       11816       800  Sole                                        800
Adobe Systems Inc       Common Stock - Long  00724F101       82719      2100  Sole                                       2100
AES Corp/The            Common Stock - Long  00130H105       82603      4300  Sole                                       4300
Airgas Inc              Common Stock - Long  009363102       81746      1400  Sole                                       1400
Amedisys Inc            Common Stock - Long  023436108       60504      1200  Sole                                       1200
AmerisourceBergen Corp  Common Stock - Long  03073E105       75981      1900  Sole                                       1900
Arch Chemicals Inc      Common Stock - Long  03937R102       53040      1600  Sole                                       1600
ATC Technology Corp     Common Stock - Long  00211W104       74496      3200  Sole                                       3200
Automatic Data
 Processing Inc         Common Stock - Long  053015103       12570       300  Sole                                        300
Autozone Inc            Common Stock - Long  053332102       72606       600  Sole                                        600
Avnet Inc               Common Stock - Long  053807103       81840      3000  Sole                                       3000
BOK Financial Corp      Common Stock - Long  05561Q201      106900      2000  Sole                                       2000
BP Prudhoe Bay
 Royalty Trust          Common Stock - Long  055630107       82688       800  Sole                                        800
Buffalo Wild Wings
 Inc                    Common Stock - Long  119848109       22347       900  Sole                                        900
Burlington Northern
 Santa Fe Corp          Common Stock - Long  12189T104       59934       600  Sole                                        600
C&F Financial Corp      Common Stock - Long  12466Q104        2300       100  Sole                                        100
Capital One Financial
 Corp                   Common Stock - Long  14040H105       49413      1300  Sole                                       1300
Cash America
 International Inc      Common Stock - Long  14754D100       77500      2500  Sole                                       2500
CBRL Group Inc          Common Stock - Long  12489V106       53922      2200  Sole                                       2200
Celanese Corp           Common Stock - Long  150870103       77622      1700  Sole                                       1700
Century Aluminum Co     Common Stock - Long  156431108       79788      1200  Sole                                       1200
Charles River
 Laboratories
 International Inc      Common Stock - Long  159864107       83096      1300  Sole                                       1300
Checkpoint Systems Inc  Common Stock - Long  162825103       10440       500  Sole                                        500
Chesapeake Energy Corp  Common Stock - Long  165167107       92344      1400  Sole                                       1400
Chevron Corp            Common Stock - Long  166764100       79304       800  Sole                                        800

Cintas Corp             Common Stock - Long  172908105        2651       100  Sole                                        100
Cleveland-Cliffs Inc    Common Stock - Long  185896107      190704      1600  Sole                                       1600
Coca-Cola Co/The        Common Stock - Long  191216100       51980      1000  Sole                                       1000
Cognizant Technology
 Solutions Corp         Common Stock - Long  192446102       81275      2500  Sole                                       2500
Comfort Systems USA
 Inc                    Common Stock - Long  199908104       32256      2400  Sole                                       2400
Conceptus Inc           Common Stock - Long  206016107       77658      4200  Sole                                       4200
Constellation Energy
 Group Inc              Common Stock - Long  210371100       65680       800  Sole                                        800
Con-way Inc             Common Stock - Long  205944101       80342      1700  Sole                                       1700
Costco Wholesale Corp   Common Stock - Long  22160K105        7014       100  Sole                                        100
Crown Holdings Inc      Common Stock - Long  228368106       72772      2800  Sole                                       2800
CVS/Caremark Corp       Common Stock - Long  126650100        7914       200  Sole                                        200
Denbury Resources Inc   Common Stock - Long  247916208       87600      2400  Sole                                       2400
Diodes Inc              Common Stock - Long  254543101       66336      2400  Sole                                       2400
DRS Technologies Inc    Common Stock - Long  23330X100      149568      1900  Sole                                       1900
Dun & Bradstreet Corp   Common Stock - Long  26483E100       78876       900  Sole                                        900
EMC Insurance Group
 Inc                    Common Stock - Long  268664109        2408       100  Sole                                        100
Enbridge Energy
 Management LLC         Common Stock - Long  29250X103         921        18  Sole                                         18
Encore Acquisition Co   Common Stock - Long  29255W100       22557       300  Sole                                        300
EnPro Industries Inc    Common Stock - Long  29355X107       33606       900  Sole                                        900
EPIQ Systems Inc        Common Stock - Long  26882D109       42600      3000  Sole                                       3000
First American Corp     Common Stock - Long  318522307       79200      3000  Sole                                       3000
FirstMerit Corp         Common Stock - Long  337915102       47299      2900  Sole                                       2900
Fiserv Inc              Common Stock - Long  337738108       45370      1000  Sole                                       1000
FMC Corp                Common Stock - Long  302491303       15488       200  Sole                                        200
Fossil Inc              Common Stock - Long  349882100       46512      1600  Sole                                       1600
FPL Group Inc           Common Stock - Long  302571104       78696      1200  Sole                                       1200
FTI Consulting Inc      Common Stock - Long                  82152      1200  Sole                                       1200
G&K Services Inc        Common Stock - Long  361268105       67012      2200  Sole                                       2200
General Dynamics Corp   Common Stock - Long  369550108       58940       700  Sole                                        700
Genuine Parts Co        Common Stock - Long  372460105       71424      1800  Sole                                       1800
Gulfmark Offshore Inc   Common Stock - Long  402629109       75634      1300  Sole                                       1300

Gymboree Corp           Common Stock - Long  403777105       72126      1800  Sole                                       1800
Hanger Orthopedic
 Group Inc              Common Stock - Long  41043F208       80801      4900  Sole                                       4900
Harleysville Group Inc  Common Stock - Long  412824104       98107      2900  Sole                                       2900
Herman Miller Inc       Common Stock - Long  600544100       67203      2700  Sole                                       2700
Hess Corp               Common Stock - Long  42809H107       88333       700  Sole                                        700
Hewlett-Packard Co      Common Stock - Long  428236103       44210      1000  Sole                                       1000
Hornbeck Offshore
 Services Inc           Common Stock - Long  440543106       90416      1600  Sole                                       1600
ICT Group Inc           Common Stock - Long  44929Y101       38540      4700  Sole                                       4700
Intersil Corp           Common Stock - Long  46069S109       14592       600  Sole                                        600
ITT Corp                Common Stock - Long  450911102       56997       900  Sole                                        900
Jarden Corp             Common Stock - Long  471109108       69312      3800  Sole                                       3800
Johnson & Johnson       Common Stock - Long  478160104       57906       900  Sole                                        900
Kendle International
 Inc                    Common Stock - Long  48880L107       58128      1600  Sole                                       1600
Kinetic Concepts Inc    Common Stock - Long  49460W208       27937       700  Sole                                        700
Lennox International
 Inc                    Common Stock - Long  526107107       52128      1800  Sole                                       1800
Lockheed Martin Corp    Common Stock - Long  539830109       69062       700  Sole                                        700
Lubrizol Corp           Common Stock - Long  549271104        4633       100  Sole                                        100
Manpower Inc            Common Stock - Long  56418H100        5824       100  Sole                                        100
Mantech International
 Corp                   Common Stock - Long  564563104        9624       200  Sole                                        200
Medco Health Solutions
 Inc                    Common Stock - Long  58405U102       47200      1000  Sole                                       1000
Meredith Corp           Common Stock - Long  589433101       14145       500  Sole                                        500
MetLife Inc             Common Stock - Long  59156R108       68601      1300  Sole                                       1300
MPS Group Inc           Common Stock - Long  553409103        1063       100  Sole                                        100
MSC Industrial Direct
 Co                     Common Stock - Long  553530106      114686      2600  Sole                                       2600
MTS Systems Corp        Common Stock - Long  553777103       17940       500  Sole                                        500
Net 1 UEPS
 Technologies Inc       Common Stock - Long  64107N206        2430       100  Sole                                        100
Northrop Grumman Corp   Common Stock - Long  666807102       33450       500  Sole                                        500
Oneok Inc               Common Stock - Long  682680103       78128      1600  Sole                                       1600
Otter Tail Corp         Common Stock - Long  689648103      116490      3000  Sole                                       3000
Owens-Illinois Inc      Common Stock - Long  690768403       87549      2100  Sole                                       2100
Pacific Capital
 Bancorp NA             Common Stock - Long  69404P101        2756       200  Sole                                        200

Packaging Corp of
 America                Common Stock - Long  695156109       49473      2300  Sole                                       2300
Panera Bread Co         Common Stock - Long  69840W108       78642      1700  Sole                                       1700
Parexel International
 Corp                   Common Stock - Long  699462107       94716      3600  Sole                                       3600
PerkinElmer Inc         Common Stock - Long  714046109       64055      2300  Sole                                       2300
Polo Ralph Lauren Corp  Common Stock - Long  731572103       81614      1300  Sole                                       1300
priceline.com Inc       Common Stock - Long  741503403      115460      1000  Sole                                       1000
Psychiatric Solutions
 Inc                    Common Stock - Long  74439H108       41624      1100  Sole                                       1100
Public Service
 Enterprise Group Inc   Common Stock - Long  744573106        9186       200  Sole                                        200
Rentrak Corp            Common Stock - Long  760174102        5632       400  Sole                                        400
Robbins & Myers Inc     Common Stock - Long  770196103      129662      2600  Sole                                       2600
Rock-Tenn Co            Common Stock - Long  772739207       62979      2100  Sole                                       2100
Rofin-Sinar
 Technologies Inc       Common Stock - Long  775043102       36240      1200  Sole                                       1200
Rollins Inc             Common Stock - Long  775711104       42978      2900  Sole                                       2900
Rush Enterprises Inc    Common Stock - Long  781846209       10809       900  Sole                                        900
Schnitzer Steel
 Industries Inc         Common Stock - Long  806882106       45840       400  Sole                                        400
Sinclair Broadcast
 Group Inc              Common Stock - Long  829226109       14440      1900  Sole                                       1900
SPSS Inc                Common Stock - Long  78462K102       58192      1600  Sole                                       1600
SPX Corp                Common Stock - Long  784635104       92211       700  Sole                                        700
Team Inc                Common Stock - Long  878155100       34320      1000  Sole                                       1000
Terex Corp              Common Stock - Long  880779103       56507      1100  Sole                                       1100
Texas Capital
 Bancshares Inc         Common Stock - Long  88224Q107        4800       300  Sole                                        300
Tractor Supply Co       Common Stock - Long  892356106       37752      1300  Sole                                       1300
TTM Technologies Inc    Common Stock - Long  87305R109        5284       400  Sole                                        400
UGI Corp                Common Stock - Long  902681105       83259      2900  Sole                                       2900
United Online Inc       Common Stock - Long  911268100        6018       600  Sole                                        600
United Parcel Service
 Inc                    Common Stock - Long  911312106       18441       300  Sole                                        300
United Technologies
 Corp                   Common Stock - Long  913017109       18510       300  Sole                                        300
UnitedHealth Group Inc  Common Stock - Long  91324P102        2625       100  Sole                                        100
Universal Health
 Services Inc           Common Stock - Long  913903100        6322       100  Sole                                        100
USG Corp                Common Stock - Long  903293405       26613       900  Sole                                        900
Waddell & Reed
 Financial Inc          Common Stock - Long  930059100       80523      2300  Sole                                       2300

Waste Management Inc    Common Stock - Long  94106L109        7542       200  Sole                                        200
Waters Corp             Common Stock - Long  941848103       83850      1300  Sole                                       1300
WD-40 Co                Common Stock - Long  929236107       49725      1700  Sole                                       1700
Websense Inc            Common Stock - Long  947684106      101040      6000  Sole                                       6000
WellPoint Inc           Common Stock - Long  94973V107       52426      1100  Sole                                       1100
WW Grainger Inc         Common Stock - Long  384802104       73620       900  Sole                                        900

                                                         6,834,411